Statement of Cash Flows:	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Statement of Cash Flows:

17.  Statement of Cash Flows:

Supplemental disclosures of cash flows information are presented below:

	Year Ended	Year Ended	Year Ended
	December 26,	December 28,	December 29,
	2020	2019	2018
Cash paid during the period for:
Interest on junior subordinated debentures	$12,329	$11,211	$12,230
Interest	$81,024	$94,461	$56,879
Income taxes, net of refunds	$(301)	$(489)	$1,027